Financial instruments and risk management - Realized and Unrealized Gains and Losses (Details) - (Loss)/gain recognized relating to derivative financial instruments - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Loss on derivative financial instruments	$ (31)	$ (4)	$ 0	$ (37)
Interest rate cap agreement
Derivative Instruments, Gain (Loss) [Line Items]
Loss on derivative financial instruments	(22)	(6)	(3)	(37)
Archer convertible debt instrument
Derivative Instruments, Gain (Loss) [Line Items]
Loss on derivative financial instruments	$ (9)	$ 2	$ 3	$ 0